Pension schemes - Parameters sensitivity (Details) - Actuarial assumption of discount rates [member]	Dec. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%